SUMMARY OF NON-VESTED STOCK OPTION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Non-vested options outstanding, beginning balance	63	116
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 22,547.61	$ 22,667.20
Non-vested Options Outstanding, Options forfeited/cancelled		(6)
Weighted-Average Grant Date Fair Value, Options forfeited/cancelled		$ 19,074.80
Non-vested Options Outstanding, Options vested	(31)	(47)
Weighted-Average Grant Date Fair Value, Options vested	$ 26,261.79	$ 20,294.20
Non-vested Options Outstanding, Ending Balance	32	63
Weighted-Average Grant Date Fair Value, Ending Balance	$ 18,739.24	$ 22,547.61